Income Taxes - Income tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Canadian statutory income tax rate	26.50%	26.50%
Provision for income taxes at the Canadian statutory income tax rate	$ 1,494.2	$ 1,565.7
Non-taxable investment income and losses	(88.2)	(182.3)
Tax rate differential on income and losses outside Canada	(140.0)	(473.2)
Pillar Two global minimum taxes	93.7	0.0
Change in unrecorded tax benefit of losses and temporary differences	87.3	(9.7)
Change in tax rate for deferred income taxes	49.1	(132.3)
Recovery relating to prior years	(47.7)	(28.8)
Foreign exchange effect	(23.3)	12.5
Other including permanent differences	44.2	61.5
Provision for income taxes	$ 1,375.6	813.4
Change in deferred income tax asset		$ 140.8